INCOME TAXES - Schedule of Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
2024	$ 24,440
2025	28,028
2026	20,976
2027	33,881
2028	27,349
2029-2044	454,477
Indefinite	411,306
Total	1,000,457	$ 1,000,000
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
2024	0
2025	0
2026	0
2027	0
2028	0
2029-2044	0
Indefinite	36,397
Total	36,397
Domestic Tax Authority | U.S.
Operating Loss Carryforwards [Line Items]
2024	19,649
2025	23,094
2026	20,877
2027	29,362
2028	20,230
2029-2044	448,403
Indefinite	260,262
Total	821,877
Foreign Tax Authority | Foreign - excluding the U.S. and Ireland
Operating Loss Carryforwards [Line Items]
2024	4,791
2025	4,934
2026	99
2027	4,519
2028	7,119
2029-2044	6,074
Indefinite	114,647
Total	$ 142,183